HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
February 28, 2016

EQUITY FUND	Class A	Class B	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

	Summary Section
This section summarizes	3	HSBC Opportunity Fund
the Fund’s investment
objectives, strategies, fees,
risks, and past performance,
and provides other information
about your account.

	Additional Information About the Fund’s
	Investment Strategies and Risks
This section provides	15	More About Risks and Investment Strategies
additional details about the	16	Principal Investment Risks
Fund’s investment	18	Additional Risks
strategies and risks.	20	More Information About Indices
	21	Who May Want to Invest?
	21	More Information About Fund Investments
	21	Portfolio Holdings
	21	The Two-Tier Fund Structure

	Fund Management
Review this section	22	The Investment Adviser and Subadvisers
for details on	24	Portfolio Managers
the people and	25	The Distributor, Administrator and Sub-Administrator
organizations who provide
services to the Fund.

	Shareholder Information
Review this section for	26	Pricing of Fund Shares
additional information,	27	Purchasing and Adding to Your Shares
including for information	33	Selling Your Shares
on how shares are valued,	37	Distribution Arrangements/Sales Charges
and how to purchase,	41	Distribution and Shareholder Servicing Arrangements—
sell and exchange shares.		Revenue Sharing
This section also describes	41	Exchanging Your Shares
related charges, and	42	Delivery of Shareholder Documents
payments of dividends	43	Other Information
and distributions.	43	Dividends, Distributions and Taxes

	Financial Highlights
Review this section	45	HSBC Opportunity Fund
for details on
selected financial
statements of the Fund.

HSBC Opportunity Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the HSBC Opportunity Fund (the “Opportunity Fund” or “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 37 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (load) Imposed on
Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management Fee	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.79%	0.79%	0.79%
Total Other Expenses	1.04%	1.04%	1.04%
Total Annual Fund Operating Expenses	1.84%	2.59%	2.59%
Fee Waiver and/or Expense Reimbursement(1)	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement	1.65%	2.40%	2.40%

^	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).
(1)

 HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2017. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Portfolios and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

HSBC Opportunity Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,032	$1,429	$2,536
Class B Shares	$643	$987	$1,358	$2,560
Class C Shares	$343	$787	$1,358	$2,482

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$243	$787	$1,358	$2,560
Class C Shares	$243	$787	$1,358	$2,482

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 26, 2016, between approximately $10.68 million and $11.43 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser (“Subadviser”), selects securities based upon fundamental analysis of the company’s cash f low, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Subadviser uses a bottom-up, as opposed to a top- down, investment style to select investments that it believes offer superior prospects for growth and are either:

●	early in their cycle but which the Subadviser believes have the potential to become major enterprises, or
●

are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

HSBC Opportunity Fund
Summary Section

Principal Investment Strategies (continued)

The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q4 2010	19.05%
Worst Quarter:	Q4 2008	-25.98%

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns^ (for the periods ended December 31, 2015)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Return Before Taxes	Sept. 23, 1996	-9.85%	9.01%	8.90%	9.34%
Class A Return After Taxes
on Distributions	Sept. 23, 1996	-9.85%	6.76%	6.78%	7.30%
Class A Return After Taxes
on Distributions and Sale
of Fund Shares	Sept. 23, 1996	-5.58%	7.11%	7.11%	7.34%
Class B Return Before Taxes
(with applicable CDSC)	January 6, 1998	-9.58%	9.31%	8.97%	8.93%
Class C Return Before Taxes
(with applicable CDSC)	Nov. 4, 1998	-6.66%	9.31%	9.07%	9.48%
Russell 2500® Growth Index
(reflects no deduction for fees,
expenses or taxes)	—	-0.19%	11.43%	8.49%	7.61%*
Lipper Mid-Cap Growth
Funds Average	—	-1.11%	9.73%	7.15%	7.83%**

^

During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013 the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.

*	Since September 23, 1996.
**	Since September 30, 1996.

HSBC Opportunity Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

Investment decisions for the Portfolio are made by consensus of the Investment Committee (the “Committee”), which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Portfolio, Westfield lists the following Committee members, based either on seniority or role within the committee, as having day-to-day management responsibilities for the Portfolio: William A. Muggia; Ethan J. Myers, CFA; John M. Montgomery; Hamlen Thompson; and Bruce N. Jacobs, CFA. Messrs. Muggia, Meyers and Thompson have been Managers of the Portfolio since 2003, Mr. Jacobs has been a manager of the Portfolio since 2004, and Mr. Montgomery has been a Manager of the Portfolio since 2006.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class A or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

HSBC Opportunity Fund
Summary Section

Class I Shares

Investment Objective

The investment objective of the HSBC Opportunity Fund (the “Opportunity Fund” or “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class I
Management Fee	0.80%
Distribution (12b-1) Fee	0.00%
Other Expenses:
Shareholder Servicing Fee	0.00%
Other Operating Expenses	0.19%
Total Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.99%

^	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).

HSBC Opportunity Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$101	$315	$547	$1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 26, 2016, between approximately $10.68 million and $11.43 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser (“Subadviser”), selects securities based upon fundamental analysis of the company’s cash f low, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

●	early in their cycle but which the Subadviser believes have the potential to become major enterprises, or
●

are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

HSBC Opportunity Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	Q4 2010	19.20%
Worst Quarter:	Q4 2008	-25.77%

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns^ (for the periods ended December 31, 2015)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class I Return Before Taxes	Sept. 3, 1996	-4.49%	10.70%	9.92%	10.63%
Class I Return After Taxes
on Distributions	Sept. 3, 1996	-4.49%	8.26%	7.76%	8.58%
Class I Return After Taxes
on Distributions and Sale
of Fund Shares	Sept. 3, 1996	-2.54%	8.39%	7.92%	8.47%
Russell 2500® Growth Index
(reflects no deduction for
fees, expenses or taxes)	—	-0.19%	11.43%	8.49%	7.80%*
Lipper Mid-Cap Growth
Funds Average	—	-1.11%	9.73%	7.15%	7.83%**

^

During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013 the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.

*	Since September 3, 1996.
**	Since September 30, 1996.

HSBC Opportunity Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

Investment decisions for the Portfolio are made by consensus of the Investment Committee (the “Committee”), which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Portfolio, Westfield lists the following Committee members, based either on seniority or role within the committee, as having day-to-day management responsibilities for the Portfolio: William A. Muggia; Ethan J. Myers, CFA; John M. Montgomery; Hamlen Thompson; and Bruce N. Jacobs, CFA. Messrs. Muggia, Meyers and Thompson have been Managers of the Portfolio since 2003, Mr. Jacobs has been a manager of the Portfolio since 2004, and Mr. Montgomery has been a Manager of the Portfolio since 2006.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Account Type	Investment*	Investment*
Class I Shares	$5,000,000	$0

* Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

Additional Information About the Fund’s
Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of HSBC Funds (the “Trust”) and HSBC Advisor Funds Trust (the “Advisor Trust”). The HSBC Opportunity Fund comprises separate series of two different investment companies—the Trust and the Advisor Trust. The Class A Shares, Class B Shares and Class C Shares of the Fund are part of the Trust and the Class I Shares are part of the Advisor Trust.

The investment objective and strategies of the Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Opportunity Portfolio (the “Portfolio”), a series of the HSBC Portfolios (“Portfolio Trust”). The Portfolio has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a “master/feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”). Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is not currently contemplating such a change. See “The Two-Tier Fund Structure” for more information.

Certain HSBC fund-of-funds and other investment products and institutional investors are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

The Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser and/or Sub-adviser, as applicable, deems appropriate. When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: cash or cash equivalents; time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC Prime Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position. The Fund may also borrow money for temporary or emergency purposes.

Additional Information About the Fund’s
Investment Strategies and Risks

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment policies and risks described in this prospectus.

The Fund is subject to the following principal investment risks:

●

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. The risks of investing in equity securities also include:

●

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time and result in significant declines in the value of the Fund’s investments. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that were expected to increase the price of the security do not occur.

●

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

Stocks of medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small-capitalization companies may be newer or less established.

●

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks – (continued)

●

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes could adversely affect the Fund’s investments in a foreign country. In addition, the lack of regulatory controls may expose the Fund to additional risks.

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. To the extent the Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

●

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, the Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a regional, national or global level. For instance, terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will have higher risks of loss.

Additional Information About the Fund’s Investment
Strategies and Risks

Additional Risks

In addition to the principal investment risks described above, the Fund will generally be subject to the following additional risks:

●

American Depositary Receipts (“ADRs”) Risk: The Fund’s investments may take the form of sponsored and unsponsored ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs involve many of the same risks of investing directly in foreign securities, including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.

ADRs also involve risks not experienced when investing directly in the equity securities of an issuer. ADRs may be less liquid than the underlying shares in their primary foreign trading market. Investment restrictions in certain countries also may adversely affect the value of ADRs because such restrictions may limit the ability to convert foreign equity securities into ADRs and vice versa. Such restrictions may cause the equity securities of the foreign company to trade at a discount or premium to the market price of the related ADR. In addition, holders of unsponsored ADRs generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such ADRs in respect of the deposited securities.

●

Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. As a result, an investor may lose money.

●

Exposure to Technology Risk: The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. The value of the Fund’s investments in the mid-cap sector of the stock market may be impacted by developments affecting technology and technology-related stocks generally. The Fund does not as a matter of investment strategy seek to invest disproportionately in such securities.

●

Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products and institutional investors are permitted to invest in the Fund. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains, increase the Fund’s transaction costs or decrease the liquidity of the Fund’s portfolio.

●

Liquidity Risk: The Fund may not be able to sell some or all of its investments at desired prices, or may be unable to sell investments at all, due to lack of demand in the market for, or a reduction in the number or capacity of market participants making a market in, such investments. Additionally, the Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund will not make investments in illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent the Fund from taking advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions.

Additional Information About the Fund’s Investment
Strategies and Risks

Additional Risks – (continued)

●

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, mortgage- and asset-backed securities may be difficult to value or become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics. If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value. In addition, mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

●

Repurchase Agreement Risk: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

●

Temporary Defensive Position Risk: The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective during that period. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if it had been more fully invested.

●

When-Issued Securities Risk: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than the Fund’s payment obligation with respect to that security.

Additional Information About the Fund’s
Investment Strategies and Risks

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index or a Lipper Average. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, the Fund’s performance would be lower.

Russell 2500TM Growth Index: The Russell 2500TM Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Lipper Mid-Cap Growth Funds Average: The Lipper Mid-Cap Growth Funds Average is an average of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity large-cap floor. These funds will typically have an above average price- to-earnings ratio, price-to-book ratio and three-year sales-per share growth value, compared to the S&P MidCap 400® Index. The total return of the Lipper Average does not include the effect of sales charges.

Additional Information About the Funds’
Investment Strategies and Risks

Other Information

To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in the Fund if you are:

●	Seeking a long-term goal such as retirement
●	Looking to add a growth component to your investment portfolio
●	Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Fund will not be appropriate for anyone:

●	Seeking monthly income
●	Pursuing a short-term goal or investing emergency reserves
●	Seeking safety of principal

More Information About Fund Investments

This prospectus describes the Fund’s principal strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

The Two-Tier Fund Structure

The Fund seeks to achieve its respective investment objective by investing all of the Fund’s investable assets in a corresponding series of the Portfolio Trust, a separate open-end investment company that has the same investment objective as the Fund. The underlying series of the Portfolio Trust is the HSBC Opportunity Portfolio. This is referred to as a “master/feeder” arrangement because one fund (the “feeder fund” or a Fund) “feeds” its assets into another fund (the “master fund” or a Portfolio). Shareholders should carefully consider this two-tier investment approach. For example, other mutual funds or non-registered funds or other institutional investors may invest in the Portfolio on the same terms and conditions as the Fund (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Portfolio, including the Fund. For example, if a large investor withdraws from the Portfolio, operating expenses may increase, thereby producing lower returns for investors in the Fund. Additionally, the Portfolio may become less diversified, which could increase its risk.

Except as permitted, whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund’s shareholders.

The investment objective of the Fund and Portfolio may be changed without approval of the shareholders. The Fund may withdraw its investment in the Portfolio as a result of certain changes in the Portfolio’s investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

Fund Management

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Portfolio pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Portfolio Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of September 30, 2015, the Adviser managed approximately $72.3 billion in the HSBC Family of Funds.

The Trust, the Portfolio Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, the Fund and Portfolio may currently hire and/or terminate subadvisers without shareholder approval.

Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser to the Opportunity Portfolio pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser. Westfield makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolio’s investment program. Westfield is 100% employee owned. Westfield was founded in 1989 and supervises domestic growth equity portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2015, Westfield had approximately $15.4 billion in assets under management.

Fund Management

The Investment Adviser and Subadviser
continued

For these advisory and management services (including any subadvisory services), during the last fiscal year the Portfolio paid a management fee (net of fee waivers) as follows:

Percentage of
Average Net Assets
for Fiscal Year Ended 10/31/15
Opportunity Fund Class A, Class B and Class C Shares*	0.51%
Opportunity Fund Class I Shares*	0.80%

*

The Adviser has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund’s Class I Shares (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Opportunity Portfolio) to an annual rate of 1.65%, 2.40%, 2.40% and 1.10% for Class A, Class B, Class C and Class I Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2017. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Portfolio Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and Sub-Advisory Agreement are available in the Fund’s April 30, 2015 semi-annual report and will be available in the April 30, 2016 semi-annual report.

Fund Management

Portfolio Managers

Investment decisions for the Opportunity Portfolio are made by consensus of the Westfield Investment Committee (the “Committee”).

●

William A. Muggia is President, Chief Executive Officer and Chief Investment Officer. Mr. Muggia covers Healthcare and Energy, as well as provides overall market strategy. He has been at Westfield since 1994 and has been Chief Investment Officer since 2001. He has 32 years of investment experience. Mr. Muggia earned his MBA from Harvard Business School and received a BA from Middlebury College.

●

Ethan J. Meyers is a Managing Partner and Director of Research. Mr. Meyers covers Industrials, Financials and Business Services. Mr. Meyers joined Westfield in 1999. He has 20 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University. Mr. Meyers is a Chartered Financial Analyst.

●

John M. Montgomery is a Managing Partner, Portfolio Strategist, and Chief Operating Officer. Mr. Montgomery joined Westfield in 2006. He has 22 years of investment experience. Mr. Montgomery holds an MM from JL Kellogg Graduate School of Management at Northwestern University and a BA from Trinity College.

●

D. Hamlen Thompson is a Managing Partner and covers Energy and Industrials. Mr. Thompson joined Westfield in 2003. He has 22 years of investment experience. Mr. Thompson earned his MBA from the Carroll School of Management at Boston College and received a BA from Colby College.

●

Bruce N. Jacobs is a Managing Partner and covers Health Care and Consumer Staples. Mr. Jacobs joined Westfield in 2004. He has 24 years of investment experience. Mr. Jacobs earned his MBA from Harvard Business School and received a BS from the Wharton School of the University of Pennsylvania. Mr. Jacobs is a Chartered Financial Analyst.

Additional information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Portfolio they manage is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Fund’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Fund’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the Fund (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Subadvisers, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by such Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV is generally determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open.

The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund or its agent, plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

The Fund will fair value price its securities in accordance with Board- approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. Fair valuations will be reviewed by the Board of Trustees or its Valuation and Investment Oversight Committee not less than four times a year. Fair value pricing should result in a more accurate determination of the Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and that could materially affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where the level of a movement in a designated market or index is sufficiently large to constitute a significant event.

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Fund’s Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on behalf of the Trust and the Advisor Trust, that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trusts the same day and will be executed at that day’s closing share price. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or its authorized agent before your order is processed. Each authorized dealer’s or selling agent’s agreement with the Trusts or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trusts or the Fund’s Transfer Agent until after the time at which the Fund determines its NAV.

Shareholder Information

Purchasing and Adding to Your Shares continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. The Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of the Fund and its shareholders to do so.

Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment. Any other order to purchase Class B Shares will be rejected. Class B shareholders may continue to hold Class B Shares until such shares automatically convert under the existing conversion schedule, or until the shareholder redeems such Class B Shares, subject to any applicable contingent deferred sales charge (“CDSC”).

	Minimum	Minimum
Class A or C	Initial	Subsequent
Shares	Investment*	Investment*
Regular	$1,000	$100
(non-retirement)
Retirement (IRA)	$250	$100
Automatic
Investment Plan	$250	$25
Class I Shares**	$5,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the Omnibus account level.
**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums. Investment minimums for Class I Shares have been lowered for share purchases made by employees of the Adviser and its affiliates and by members of the HSBC Funds’ Board of Trustees.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Shareholder Information

Purchasing and Adding to Your Shares continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.investorfunds.us.hsbc.com.
2.	Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.
3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,
2.	Include the following information in writing:
●Fund name ●Share class ●Amount invested ●Account name ●Account number
Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3.	Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Shareholder Information

Purchasing and Adding to Your Shares continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account. Class B shareholders are no longer permitted to make investments in Class B Shares through any Automatic Investment Plan, and no new Class B Automatic Investment Plans will be established.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■	Your bank name, address and account number
■	The amount you wish to invest automatically (minimum $25)
■	How often you want to invest (every month, 4 times a year, twice a year or once a year)
■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;
●	Date of birth (for individuals);
●	Residential or business street address (although post office boxes are still permitted for mailing); and
●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Shareholder Information

Purchasing and Adding to Your Shares continued

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1	An individual, if
●the individual's primary principal residence is located in Canada; or ●the individual is physically located in Canada at the time of the offer, sale or other relevant activity.

2	A corporation, if

●the corporation's head office or principal office is located in Canada; or

●securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

●the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).

3	A trust, if

●the principal office of the trust (if any) is located in Canada; or

●the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or

●the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).

4	A partnership, if

●the partnership's head office or principal office (if any) is located in Canada; or

●the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or

●the general partner (if any) is a Canadian Resident (as described above); or

●the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

Shareholder Information

Purchasing and Adding to Your Shares continued

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust or Advisor Trust shares held by long-term shareholders, interference with the efficient management of the Fund’s investment portfolio and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Fund may be vulnerable to such risks. The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading.

As a deterrent to excessive trading, the Fund may use an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information-Pricing of Fund Shares-Fair Value Pricing Policies.”

It is the practice of the Fund to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Fund’s shares that is deemed inappropriate. The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that they will detect every market timer due to the limitations inherent in its technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

●	Your Fund and account number
●	Amount you wish to redeem
●	Address where your check should be sent
●	Account owner signature

2. Mail to: HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application.
Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Shareholder Information

Selling Your Shares continued

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

●	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.
●	Include a voided personal check.
●	Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1. Certain types of redemptions by Individual Retirement Accounts (“IRAs”).

2. Redemption requests requiring a Medallion Signature Guarantee, which include any of the following:

●	Your account address has changed within the last 14 calendar days;
●	The check is not being mailed to the address on your account;
●	The check is not being made payable to the owner of the account;
●	The redemption proceeds are being transferred to another Fund account with a different registration;
●	The redemption proceeds are being wired to bank instructions currently not on your account; or
●	Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e., do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

●	A change of name;
●	Add or change banking instructions;

Shareholder Information

Selling Your Shares continued

●	Add or change beneficiaries;
●	Add or change authorized account traders;
●	Add a Power of Attorney;
●	Add or change a Trustee; or
●	A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Fund attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

Delay or Suspension in Payment of Redemption Proceeds

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Selling Your Shares
continued

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution or service fees paid from the Fund for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than the Class A, Class B, or Class C Shares.

	Class A Shares		Class B Shares	Class C Shares	Class I Shares
	Percentage		No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within four years after purchase. Shares automatically convert to Class A Shares after 6 years.	No front-end sales charge.A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge.
	of	Percentage
Sales Charge (Load)	Offering	of
Amount of Purchase	Price*	Investment
Less than $50,000	5.00%	5.26%
$50,000 but less than
$100,000	4.50%	4.71%
$100,000 but less than
$250,000	3.75%	3.90%
$250,000 but less than
$500,000	2.50%	2.56%
$500,000 but less than
$1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1) and Servicing Fee**	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class B Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	No Distribution or Servicing Fees.

Fund Expenses	Lower annual expenses than Class B or Class C Shares. Higher annual expenses than Class I Shares.		Higher annual expenses than Class A or Class I Shares.	Higher annual expenses than Class A or Class I Shares.	Lower annual expenses than Class A, Class B and Class C Shares.

*	The offering price of Class A Shares includes the front-end sales load.
**	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;
(B)	Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and
(C)	Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

You should note in particular that, if the Fund’s transfer agent is properly notified, as described in “Right of Accumulation” and “Combination Privilege” below, the “Amount of Purchase” in the above chart will be deemed to include all Class A, B or C Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the HSBC Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

●	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

●	Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

●	Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

●	Shares purchased by investment representatives through fee-based investment products or accounts.

●	Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

●	Proceeds from redemptions of Class B Shares of any of the HSBC Funds within 60 days after redemption.

●	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Funds within 60 days after redemption of the Class A Shares.

●	Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Funds.

●	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.

●	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

●	Shares purchased by tax-qualified employee benefit plans.

●	Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub- Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Servicing Fees

The Fund has adopted Distribution (“12b-1”) Plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has also adopted a Shareholder Services Plan for Class A, Class B and Class C Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund including performing certain shareholder account, administrative and service functions.

●	The 12b-1 fees and shareholder servicing fees vary by share class as follows:

●	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

●	Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

●	The higher 12b-1 fee on Class B and Class C Shares, together with the contingent deferred sales load, help sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

●	In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.

●	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Fund for the Class B and Class C Shares.

●	There are no Rule 12b-1 distribution and shareholder servicing fees paid from the Fund for Class I Shares.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder servicing fees.

Class B Shares

Investors may be subject to a CDSC on redemptions of Class B Shares. In such cases, the CDSC will be as illustrated in the chart.

CDSC as a % of Dollar
Years Since Purchase	Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class C Shares

Class C Shares of the Fund may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Fund, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the date of original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class B and Class C Shares

●	Class B Shares of the Fund will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

●	Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.

●	After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares or Class C Shares.

●	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

●	If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another Fund, or Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares or Class C Shares converted.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

●	Distributions following the death or disability of shareholder.

●	Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.

●	Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Class I Shares

There is no sales charge on purchases of Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser and its affiliates may, out of their own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, shareholder servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

●	Your name and telephone number

●	The exact name on your account and account number

●	Taxpayer identification number (usually your social security number)

●	Dollar value or number of shares to be exchanged

●	The name of the Fund from which the exchange is to be made

●	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund due to market timing strategies, excessive exchange activity may be limited.

Shareholder Information

Exchanging Your Shares continued

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold Class D Shares. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.
P.O. Box 4217
Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds
PO Box 182845
Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Shareholder Information

Other Information

The prospectus and SAI, related regulatory filings, and any other Fund communications or disclosure documents do not purport to create any contractual obligations between the Fund and shareholders. The Fund may amend any of these documents or enter into (or amend) a contract on behalf of the Fund without shareholder approval except where shareholder approval is specifically required. Furthermore, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser, Subadviser or other parties who provide services to the Fund.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends are higher for Class A Shares than for Class B and C Shares because Class A Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable. To the extent permitted by law, a Fund retains the right to temporarily suspend paying dividends if it is believed to be in the best interest of the Fund.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

●	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
●	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.
●

Dividends on the Fund are paid semi-annually. Net capital gains, if any, for all Funds are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of a Fund.

●	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.
●

Subject to certain limitations, qualifying dividends on corporate stock that are designated as qualified dividend income are eligible for a reduced maximum rate to individuals of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

●

Any portion of a Fund's dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when a Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

●

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

●

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

●

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

Shareholder Information

Dividends, Distributions and Taxes continued

●

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long- term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

●

The Internal Revenue Code requires the Fund to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. The Fund will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder.

●

Information regarding the federal tax status of distributions made by the Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

●

If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

●

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

●

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding. A Fund has the option of not accepting purchase orders from non-U.S. investors.

●

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

●	There is a penalty on certain pre-retirement distributions from retirement accounts.
●

A Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2015, and by KPMG LLP for the fiscal years ended October 31, 2014 and prior, whose reports, along with the Fund’s financial statements, are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

HSBC Funds—Opportunity Fund

Select data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions						Ratios/Supplementary Data
													Ratio
													of Net	Ratio
			Net Realized					Net			Net	Ratio	Investment	of Expenses
	Net Asset	Net	and Unrealized			Net Realized		Asset			Assets	of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Value,			at End	Expense	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	End of	Total		of Period	to Average	Average	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period	Return(b)		(000’s)	Net Assets	Net Assets	Reductions)	(c)
Class A Shares
Year Ended October 31, 2015	$12.83	$(0.10)	$(0.07)	$(0.17)	$—	$(2.32)	$(2.32)	$10.34	(2.21)%		$16,593	1.55%	(0.86)%	1.84%	63%
Year Ended October 31, 2014	12.78	(0.13)	1.53	1.40	—	(1.35)	(1.35)	12.83	11.57%		16,110	1.55%	(1.04)%	1.86%	66%
Year Ended October 31, 2013	10.13	(0.06)	3.34	3.28	—	(0.63)	(0.63)	12.78	34.02	%(d)	14,259	1.55%	(0.49)%	2.01%	70%
Year Ended October 31, 2012	10.63	(0.05)	1.11	1.06	—	(1.56)	(1.56)	10.13	12.08	%(d)	10,204	1.55%	(0.51)%	2.20%	59%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	—	(0.16)	(0.16)	10.63	11.59	%(d)	11,145	1.55%	(0.62)%	1.85%	69%
Class B Shares
Year Ended October 31, 2015	9.51	(0.13)	(0.02)	(0.15)	—	(2.32)	(2.32)	7.04	(2.90)%		178	2.30%	(1.61)%	2.60%	63%
Year Ended October 31, 2014	9.87	(0.16)	1.15	0.99	—	(1.35)	(1.35)	9.51	10.74%		334	2.30%	(1.74)%	2.60%	66%
Year Ended October 31, 2013	8.01	(0.11)	2.60	2.49	—	(0.63)	(0.63)	9.87	33.10	%(d)	480	2.30%	(1.24)%	2.77%	70%
Year Ended October 31, 2012	8.80	(0.10)	0.87	0.77	—	(1.56)	(1.56)	8.01	11.15	%(d)	499	2.30%	(1.25)%	2.99%	59%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	—	(0.16)	(0.16)	8.80	10.75	%(d)	536	2.30%	(1.36)%	2.64%	69%
Class C Shares
Year Ended October 31, 2015	9.80	(0.13)	(0.03)	(0.16)	—	(2.32)	(2.32)	7.32	(2.93)%		825	2.30%	(1.61)%	2.62%	63%
Year Ended October 31, 2014	10.14	(0.17)	1.18	1.01	—	(1.35)	(1.35)	9.80	10.64%		822	2.30%	(1.77)%	2.61%	66%
Year Ended October 31, 2013	8.21	(0.11)	2.67	2.56	—	(0.63)	(0.63)	10.14	33.15	%(d)	711	2.30%	(1.21)%	2.76%	70%
Year Ended October 31, 2012	8.98	(0.10)	0.89	0.79	—	(1.56)	(1.56)	8.21	11.14	%(d)	545	2.30%	(1.19)%	3.03%	59%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	—	(0.16)	(0.16)	8.98	10.79	%(d)	437	2.30%	(1.38)%	2.64%	69%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%, 0.10% and 0.13% for the years ended October 31, 2011, 2012 and 2013, respectively.
Amounts designated as “-” are $0 or have been rounded to $0.

Financial Highlights

HSBC Advisor Funds Trust—Opportunity Fund (Advisor)

Select data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions						Ratios/Supplementary Data
													Ratio
													of Net	Ratio
			Net Realized					Net			Net	Ratio	Investment	of Expenses
	Net Asset	Net	and Unrealized			Net Realized		Asset			Assets	of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Value,			at End	Expenses	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	End of	Total		of Period	to Average	Average	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period	Return(b)		(000’s)	Net Assets	Net Assets	Reductions)	(c)
Class I Shares
Year Ended October 31, 2015	$17.47	$(0.05)	$(0.08)	$(0.13)	$—	$(3.62)	$(3.62)	$13.72	(1.69)%		$219,846	0.99%	(0.30)%	0.99%	63%
Year Ended October 31, 2014	17.27	(0.08)	2.07	1.99	(0.04)	(1.75)	(1.79)	17.47	12.16%		205,237	1.00%	(0.49)%	1.00%	66%
Year Ended October 31, 2013	13.40	0.01	4.47	4.48	—	(0.61)	(0.61)	17.27	34.70	%(d)	208,321	0.99%	0.07%	0.99%	70%
Year Ended October 31, 2012	14.02	(0.01)	1.46	1.45	—	(2.07)	(2.07)	13.40	12.50	%(d)	135,098	1.08%	(0.01)%	1.08%	59%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	—	(0.31)	(0.31)	14.02	12.25	%(d)	122,017	1.01%	(0.07)%	1.01%	69%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%, 0.10% and 0.13% for the years ended October 31, 2011, 2012 and 2013, respectively.
Amounts designated as “-” are $0 or have been rounded to $0.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Fund’s website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or by contacting the Fund at:

HSBC Funds
PO Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

●

For a duplicating fee, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 OR 1-800-SEC-0330.

●	Free from the SEC's Website at www.sec.gov.

INVESTMENT COMPANY ACT FILE NOS. 811-04782 AND 811-07583

HSB-PU-RTL 0316